THIRD PARTY BORROWINGS	12 Months Ended
Dec. 31, 2011
THIRD PARTY BORROWINGS

NOTE 10 –THIRD PARTY BORROWINGS

Short-term borrowings

Summaries of short-term borrowings are as follows:

	Weighted-average interest rate
	December 31,	December 31,		December 31,
	2011	2010	Maturities	2011	2010

Short-term bank loans	7.61%	5.72%	February 2012 to December 2012	$126,966	$94,073
Lease securitization borrowings	10.62%	9.41%	March 2012 to June 2012	23,013	13,853
Other borrowing	—	—	May 2011	—	9,559
Total	8.07%	5.69%		$149,979	$117,485

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bore interest at rates at the range of 6.31% to 8.53% as of December 31, 2011, denominated in RMB and have the terms within one year. The weighted average short-tem bank loans for the year ended December 31, 2011 and 2010 was $114,397 and $85,992, respectively.

Lease securitization borrowings are financial arrangements with the Trustee, in which a certain portion of the Company’s commercial truck leases will be securitized and sold to investors through the Trustee at each month. The borrowings bore interest at a rate of 10.62% as of December 31, 2011, are denominated in RMB and have terms within one year. The weighted average lease securitization borrowings for the year ended December 31, 2011 and 2010 was $40,911 and $1,202, respectively.

Other borrowing represents a short-term borrowing from a third party that was used for working capital purposes. The borrowing initially bore interest at a rate of 4.00% upon inception in June 2010, is denominated in RMB and has a term of 6 months. In December 2010, the Company has entered a supplementary agreement to extend the borrowing term to May 2011 and all the interest was waived. Since June 2010, the Company has provided a security deposit to this borrower by placing the amount of $9,000 as collateral for such borrowing to the borrower’s designated bank account in Rainbow Yield Limited (“Rainbow Yield”). In November 2010, Ms. Shu Ling Li, the sister of the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li, was appointed as the sole director of Rainbow Yield and became an affiliate of the Company thereafter (See Note 19). The borrowing was repaid in full in March 2011. The weighted average other borrowing for the year ended December 31, 2011 and 2010 was $2,218 and $8,882, respectively.

Long-term borrowings

	Weighted-average interest rate
	December 31,			December 31,
	2011	2010	Maturities	2011	2010

Long-term bank loans	7.32%	6.44%	August 2012	$44,438	$42,485
Less: current maturities of long-term bank loans				(44,438)	—
Long-term bank loans				$—	$42,485

Long-term bank loans represent loans from a local bank that were used for working capital purposes. The loans bore interest at a rate of 7.32% as of December 31, 2011, are denominated in RMB, have terms between one to two years and will mature in August 2012.

As of December 31, 2011, the Company has pledged net investment in direct financing and sales-type leases in the amount of $224,271 as conditions to maintain its short-term bank loans, lease securitization borrowings and long-term bank loans that totaled $194,417. In addition, the Company has made a deposit of $7,935 as a condition for lease securitization borrowings and the Company’s affiliates have also provided properties as collateral for the short-term bank loans amounting to $20,631 and provided guarantee for the long-term bank loans amounting to $44,438, respectively. As of December 31, 2011, the Company was in compliance with all the loan covenants.